Credit Risk - Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Exposure	£ 210,094	£ 208,750
Homes
Disclosure of credit risk exposure [line items]
Exposure	174,712	166,730
Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	8,311	8,650
Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	4,984	8,024
Weighted
Disclosure of credit risk exposure [line items]
Exposure	313,347	322,745
ECL	£ 865	£ 1,377
Proportion of assets in Stage 2	5.20%	5.30%
Weighted | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 388	£ 588
Proportion of assets in Stage 2	5.50%	5.40%
Weighted | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 190	£ 280
Proportion of assets in Stage 2 - of which: mortgages	5.80%	5.70%
Weighted | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 198	£ 308
Proportion of assets in Stage 2	2.60%	2.80%
Weighted | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 52	£ 118
Proportion of assets in Stage 2	3.80%	4.60%
Weighted | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 423	£ 603
Proportion of assets in Stage 2	17.80%	22.40%
Weighted | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 35
Proportion of assets in Stage 2	0.30%	0.00%
Weighted | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 33
Proportion of assets in Stage 2		1.70%
Upside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 313,347	£ 322,745
ECL	£ 740	£ 1,129
Proportion of assets in Stage 2	4.90%	4.60%
Upside 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 307	£ 495
Proportion of assets in Stage 2	5.20%	4.50%
Upside 1 | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 134	£ 212
Proportion of assets in Stage 2 - of which: mortgages	5.50%	4.80%
Upside 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 173	£ 283
Proportion of assets in Stage 2	2.30%	2.40%
Upside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 50	£ 115
Proportion of assets in Stage 2	3.80%	4.60%
Upside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 381	£ 485
Proportion of assets in Stage 2	16.30%	20.10%
Upside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 29
Proportion of assets in Stage 2	0.30%	0.00%
Upside 1 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 5
Proportion of assets in Stage 2		1.70%
Base case
Disclosure of credit risk exposure [line items]
Exposure	£ 313,347	£ 322,745
ECL	£ 738	£ 1,222
Proportion of assets in Stage 2	4.90%	4.70%
Base case | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 286	£ 470
Proportion of assets in Stage 2	5.20%	4.60%
Base case | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 125	£ 207
Proportion of assets in Stage 2 - of which: mortgages	5.50%	4.90%
Base case | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 161	£ 263
Proportion of assets in Stage 2	2.10%	2.10%
Base case | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 51	£ 117
Proportion of assets in Stage 2	3.80%	4.60%
Base case | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 399	£ 575
Proportion of assets in Stage 2	16.20%	20.80%
Base case | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 34
Proportion of assets in Stage 2	0.30%	0.00%
Base case | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 26
Proportion of assets in Stage 2		1.70%
Downside 1
Disclosure of credit risk exposure [line items]
Exposure	£ 313,347	£ 322,745
ECL	£ 849	£ 1,300
Proportion of assets in Stage 2	5.10%	4.60%
Downside 1 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 375	£ 544
Proportion of assets in Stage 2	5.40%	4.70%
Downside 1 | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 177	£ 253
Proportion of assets in Stage 2 - of which: mortgages	5.70%	4.90%
Downside 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 198	£ 291
Proportion of assets in Stage 2	3.00%	2.60%
Downside 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 51	£ 116
Proportion of assets in Stage 2	3.80%	4.60%
Downside 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 421	£ 567
Proportion of assets in Stage 2	16.90%	20.20%
Downside 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 33
Proportion of assets in Stage 2	0.30%	0.00%
Downside 1 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 40
Proportion of assets in Stage 2		1.70%
Downside 2
Disclosure of credit risk exposure [line items]
Exposure	£ 313,347	£ 322,745
ECL	£ 1,123	£ 1,612
Proportion of assets in Stage 2	6.20%	6.60%
Downside 2 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 510	£ 730
Proportion of assets in Stage 2	6.60%	7.20%
Downside 2 | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 283	£ 389
Proportion of assets in Stage 2 - of which: mortgages	6.90%	7.70%
Downside 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 227	£ 341
Proportion of assets in Stage 2	3.50%	3.30%
Downside 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 53	£ 119
Proportion of assets in Stage 2	3.80%	4.60%
Downside 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 558	£ 671
Proportion of assets in Stage 2	20.80%	24.50%
Downside 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 39
Proportion of assets in Stage 2	0.30%	0.00%
Downside 2 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 53
Proportion of assets in Stage 2		1.70%
Downside 3
Disclosure of credit risk exposure [line items]
Exposure	£ 313,347	£ 322,745
ECL	£ 1,288	£ 1,802
Proportion of assets in Stage 2	7.00%	6.80%
Downside 3 | Retail Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 212,395	£ 201,990
ECL	£ 662	£ 740
Proportion of assets in Stage 2	7.70%	7.20%
Downside 3 | Homes
Disclosure of credit risk exposure [line items]
Exposure - of which: mortgages	£ 190,663	£ 180,006
ECL - of which: mortgages	£ 437	£ 415
Proportion of assets in Stage 2 - of which: mortgages	8.20%	7.50%
Downside 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 21,732	£ 21,984
ECL	£ 225	£ 325
Proportion of assets in Stage 2	3.00%	4.90%
Downside 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Exposure	£ 5,298	£ 8,261
ECL	£ 54	£ 123
Proportion of assets in Stage 2	3.80%	4.80%
Downside 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Exposure	£ 24,691	£ 24,503
ECL	£ 570	£ 824
Proportion of assets in Stage 2	20.90%	28.60%
Downside 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Exposure	£ 70,963	£ 76,345
ECL	£ 2	£ 49
Proportion of assets in Stage 2	0.30%	0.00%
Downside 3 | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Exposure		£ 11,646
ECL		£ 66
Proportion of assets in Stage 2		1.70%